Containers, Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Containers	$ 4,315,549	$ 3,795,587
Less accumulated depreciation	(685,667)	(562,456)
Containers, net	$ 3,629,882	$ 3,233,131